Annual Fund Operating Expenses	Aug. 31, 2026
Core Alternative ETF | Core Alternative ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[1]
Expenses (as a percentage of Assets)	1.16%
Optimized Equity Income ETF | Optimized Equity Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%	[2]
Expenses (as a percentage of Assets)	1.02%

[1]	“Other Expenses” include interest expense. Interest expense is borne by the Fund separately from the management fees paid to the Adviser.
[2]	“Other Expenses” include interest expense. Interest expense is borne by the Fund separately from the management fees paid to the Adviser.